UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22878

 NAME OF REGISTRANT:                     Rx Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 1345 Avenue of the Americas
                                         2nd Floor
                                         New York, NY 10105

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Eric Rubin
                                         1345 Avenue of the Americas
                                         2nd Floor
                                         New York, NY 10105

 REGISTRANT'S TELEPHONE NUMBER:          646-747-3477

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


American Independence Laffer Dividend Growth Fund
--------------------------------------------------------------------------------------------------------------------------
 HERCULES TECHNOLOGY GROWTH CAP INC                                                          Agenda Number:  934222249
--------------------------------------------------------------------------------------------------------------------------
        Security:  427096508
    Meeting Type:  Annual
    Meeting Date:  07-Jul-2015
          Ticker:  HTGC
            ISIN:  US4270965084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ALLYN C. WOODWARD, JR.                                    Mgmt          For                            For
       THOMAS J. FALLON                                          Mgmt          For                            For
       JOSEPH F. HOFFMAN                                         Mgmt          For                            For
       SUSANNE D. LYONS                                          Mgmt          For                            For

2.     ADVISORY VOTE TO APPROVE THE COMPANY'S                    Mgmt          For                            For
       NAMED EXECUTIVE OFFICER COMPENSATION.

3.     TO APPROVE AN AMENDMENT TO THE COMPANY'S                  Mgmt          For                            For
       2004 EQUITY INCENTIVE PLAN TO INCREASE THE
       NUMBER OF SHARES AUTHORIZED FOR ISSUANCE.

4.     TO AUTHORIZE THE COMPANY TO SELL OR                       Mgmt          For                            For
       OTHERWISE ISSUE UP TO 20% OF ITS COMMON
       STOCK AT A NET PRICE BELOW ITS THEN-CURRENT
       NET ASSET VALUE.




--------------------------------------------------------------------------------------------------------------------------
 OMEGA HEALTHCARE INVESTORS, INC.                                                            Agenda Number:  934240615
--------------------------------------------------------------------------------------------------------------------------
        Security:  681936100
    Meeting Type:  Annual
    Meeting Date:  17-Jul-2015
          Ticker:  OHI
            ISIN:  US6819361006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       NORMAN R. BOBINS                                          Mgmt          For                            For
       CRAIG R. CALLEN                                           Mgmt          For                            For
       THOMAS F. FRANKE                                          Mgmt          For                            For
       BERNARD J. KORMAN                                         Mgmt          For                            For

2.     APPROVAL OF AN AMENDMENT TO OMEGA                         Mgmt          For                            For
       HEALTHCARE INVESTORS, INC.'S CHARTER TO
       DECLASSIFY OMEGA HEALTHCARE INVESTORS,
       INC.'S BOARD OF DIRECTORS AND PROVIDE THAT
       DIRECTORS SHALL BE ELECTED FOR ONE-YEAR
       TERMS.

3.     RATIFICATION OF INDEPENDENT AUDITORS ERNST                Mgmt          For                            For
       & YOUNG LLP.

4.     APPROVAL, ON AN ADVISORY BASIS, OF                        Mgmt          For                            For
       EXECUTIVE COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 PAYCHEX, INC.                                                                               Agenda Number:  934277559
--------------------------------------------------------------------------------------------------------------------------
        Security:  704326107
    Meeting Type:  Annual
    Meeting Date:  14-Oct-2015
          Ticker:  PAYX
            ISIN:  US7043261079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: B. THOMAS GOLISANO                  Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: JOSEPH G. DOODY                     Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: DAVID J.S. FLASCHEN                 Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: PHILLIP HORSLEY                     Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: GRANT M. INMAN                      Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: PAMELA A. JOSEPH                    Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: MARTIN MUCCI                        Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: JOSEPH M. TUCCI                     Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: JOSEPH M. VELLI                     Mgmt          For                            For

2.     ADVISORY VOTE TO APPROVE NAMED EXECUTIVE                  Mgmt          For                            For
       OFFICER COMPENSATION.

3.     TO APPROVE AND AMEND THE PAYCHEX, INC. 2002               Mgmt          For                            For
       STOCK INCENTIVE PLAN, INCLUDING AN INCREASE
       IN THE SHARES AVAILABLE UNDER THE PLAN.

4.     TO APPROVE THE PAYCHEX, INC. 2015 QUALIFIED               Mgmt          For                            For
       EMPLOYEE STOCK PURCHASE PLAN.

5.     RATIFICATION OF THE SELECTION OF                          Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM.




--------------------------------------------------------------------------------------------------------------------------
 VODAFONE GROUP PLC                                                                          Agenda Number:  934256024
--------------------------------------------------------------------------------------------------------------------------
        Security:  92857W308
    Meeting Type:  Annual
    Meeting Date:  28-Jul-2015
          Ticker:  VOD
            ISIN:  US92857W3088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO RECEIVE THE COMPANY'S ACCOUNTS, THE                    Mgmt          For                            For
       STRATEGIC REPORT AND REPORTS OF THE
       DIRECTORS AND THE AUDITOR FOR THE YEAR
       ENDED 31 MARCH 2015

2.     TO RE-ELECT GERARD KLEISTERLEE AS A                       Mgmt          For                            For
       DIRECTOR

3.     TO RE-ELECT VITTORIO COLAO AS A DIRECTOR                  Mgmt          For                            For

4.     TO RE-ELECT NICK READ AS A DIRECTOR                       Mgmt          For                            For

5.     TO RE-ELECT SIR CRISPIN DAVIS AS A DIRECTOR               Mgmt          For                            For

6.     TO ELECT DR MATHIAS DOPFNER AS A DIRECTOR                 Mgmt          For                            For
       IN ACCORDANCE WITH THE COMPANY'S ARTICLES
       OF ASSOCIATION

7.     TO RE-ELECT DAME CLARA FURSE AS A DIRECTOR                Mgmt          For                            For

8.     TO RE-ELECT VALERIE GOODING AS A DIRECTOR                 Mgmt          For                            For

9.     TO RE-ELECT RENEE JAMES AS A DIRECTOR                     Mgmt          For                            For

10.    TO RE-ELECT SAMUEL JONAH AS A DIRECTOR                    Mgmt          For                            For

11.    TO RE-ELECT NICK LAND AS A DIRECTOR                       Mgmt          For                            For

12.    TO RE-ELECT PHILIP YEA AS A DIRECTOR                      Mgmt          For                            For

13.    TO DECLARE A FINAL DIVIDEND OF 7.62 PENCE                 Mgmt          For                            For
       PER ORDINARY SHARE FOR THE YEAR ENDED 31
       MARCH 2015

14.    TO APPROVE THE REMUNERATION REPORT OF THE                 Mgmt          For                            For
       BOARD FOR THE YEAR ENDED 31 MARCH 2015

15.    TO REAPPOINT PRICEWATERHOUSECOOPERS LLP AS                Mgmt          For                            For
       THE AUDITOR TO THE COMPANY UNTIL THE END OF
       THE NEXT GENERAL MEETING AT WHICH ACCOUNTS
       ARE LAID BEFORE THE COMPANY

16.    TO AUTHORISE THE AUDIT AND RISK COMMITTEE                 Mgmt          For                            For
       TO DETERMINE THE REMUNERATION OF THE
       AUDITOR

17.    TO AUTHORISE THE DIRECTORS TO ALLOT SHARES                Mgmt          For                            For

18.    TO AUTHORISE THE DIRECTORS TO DIS-APPLY                   Mgmt          For                            For
       PRE-EMPTION RIGHTS (SPECIAL RESOLUTION)

19.    TO AUTHORISE THE COMPANY TO PURCHASE ITS                  Mgmt          For                            For
       OWN SHARES (SPECIAL RESOLUTION)

20.    TO AUTHORISE POLITICAL DONATIONS AND                      Mgmt          For                            For
       EXPENDITURE

21.    TO AUTHORISE THE COMPANY TO CALL GENERAL                  Mgmt          Against                        Against
       MEETINGS (OTHER THAN AGMS) ON 14 CLEAR
       DAYS' NOTICE (SPECIAL RESOLUTION)



Rx MAR Tactical Growth Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Rx MAR Tactical Moderate Growth Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Rx Tactical Rotation Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Rx Traditional Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Rx Funds Trust
By (Signature)       /s/ John J. Pileggi
Name                 John J. Pileggi
Title                President
Date                 08/25/2016